Class A C S I N R T Shares [Member] Average Annual Total Returns - Class A C S I N R T Shares		12 Months Ended	60 Months Ended	89 Months Ended		120 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024		Dec. 31, 2024
Class I | Return Before Taxes
Prospectus [Line Items]
Average Annual Return, Percent		15.34%	10.71%			11.51%
Class I | S&P 500® Index (reflects no deduction for expenses, fees, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		25.02%	14.53%			13.10%
Class I | S&P 500® Dividend Aristocrats Index (reflects no deduction for expenses, fees, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		7.08%	8.32%			9.82%
Class R | Return Before Taxes
Prospectus [Line Items]
Average Annual Return, Percent		14.58%	9.95%			10.74%
Class R | S&P 500® Index (reflects no deduction for expenses, fees, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		25.02%	14.53%			13.10%
Class R | S&P 500® Dividend Aristocrats Index (reflects no deduction for expenses, fees, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		7.08%	8.32%			9.82%
Class S | Return Before Taxes
Prospectus [Line Items]
Average Annual Return, Percent		14.87%	10.25%			11.04%
Class S | S&P 500® Index (reflects no deduction for expenses, fees, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		25.02%	14.53%			13.10%
Class S | S&P 500® Dividend Aristocrats Index (reflects no deduction for expenses, fees, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		7.08%	8.32%			9.82%
Class T | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		11.58%	8.62%			9.51%
Class T | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[1]	11.62%	8.17%			8.91%
Class T | Return Before Taxes
Prospectus [Line Items]
Average Annual Return, Percent		15.16%	10.54%			11.34%
Class T | S&P 500® Index (reflects no deduction for expenses, fees, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		25.02%	14.53%			13.10%
Class T | S&P 500® Dividend Aristocrats Index (reflects no deduction for expenses, fees, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		7.08%	8.32%			9.82%
Class N | Return Before Taxes
Prospectus [Line Items]
Average Annual Return, Percent		15.43%	10.80%	12.21%	[2]
Performance Inception Date				Aug. 04, 2017
Class N | S&P 500® Index (reflects no deduction for expenses, fees, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		25.02%	14.53%	14.33%	[2]
Class N | S&P 500® Dividend Aristocrats Index (reflects no deduction for expenses, fees, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		7.08%	8.32%	10.25%	[2]
Class A | Return Before Taxes
Prospectus [Line Items]
Average Annual Return, Percent	[3]	8.42%	9.08%			10.55%
Class A | S&P 500® Index (reflects no deduction for expenses, fees, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		25.02%	14.53%			13.10%
Class A | S&P 500® Dividend Aristocrats Index (reflects no deduction for expenses, fees, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		7.08%	8.32%			9.82%
Class C | Return Before Taxes
Prospectus [Line Items]
Average Annual Return, Percent	[4]	13.29%	9.68%			10.45%
Class C | S&P 500® Index (reflects no deduction for expenses, fees, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		25.02%	14.53%			13.10%
Class C | S&P 500® Dividend Aristocrats Index (reflects no deduction for expenses, fees, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		7.08%	8.32%			9.82%

[1]	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.
[2]	Since the inception of Class N Shares on August 4, 2017.
[3]	Calculated assuming maximum permitted sales loads.
[4]	The one year return is calculated to include the contingent deferred sales charge.